Note Loans (Future minimum lease payments) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Capital Leases Future Minimum Payments Receivable Abstract
2018	$ 44,986
2019	56,421
2020	121,121
2021	173,305
2022 and thereafter	285,365
Total Minimum Lease Payments	$ 681,198	$ 601,317